Note 22 - Changes in Equity - Interest on Shareholders' Equity Dividends (Details) - BRL (R$) R$ / shares in Units, R$ in Millions						12 Months Ended
	Dec. 21, 2020	Dec. 09, 2020	Dec. 02, 2019	Dec. 03, 2018	May 15, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Amount per share, distribution (in BRL per share)	R$ 0.0767	R$ 0.4137		R$ 0.32
Amount, distribution	R$ 1,206.9	R$ 6,509.5		R$ 5,030.5
Total amount						R$ 7,716.4	R$ 7,717.4	R$ 7,545.6
Amount per share, dividends (in BRL per share)			R$ 0.4906		R$ 0.16
Amount, dividends			R$ 7,717.4		R$ 2,515.1